REVENUE - Revenue by customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customers A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 153,397
Customers B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,445
Customers B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,892
Customers C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,549	$ 18,779
Customers D [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,571	18,601
Customers D Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,697
Customers E [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 102	19
Customers F [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		19,780
Customers G [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,065
Customers H [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 190